GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of general and administrative expenses [Abstract]
Labor and related	$ 11,945	$ 9,304	$ 5,209
Professional fees	11,989	6,915	3,476
Directors and officers insurance	2,548	2,473	1,370
Rent and related	1,188	1,085	454
Office refreshments and related	1,841	1,209	632
Other	4,033	2,320	1,159
Total	$ 33,544	$ 23,306	$ 12,300